Award Timing Disclosure	12 Months Ended
	Mar. 31, 2026	Aug. 07, 2026 $ / shares	Feb. 09, 2026 $ / shares	Feb. 05, 2026 $ / shares	Feb. 02, 2026 USD ($) $ / shares	Aug. 11, 2025 $ / shares	Aug. 04, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We utilize stock option awards as a primary component of compensation for our executive officers, with the objective of strengthening the mutuality of interests between the executive officers and our stockholders. These grants are designed to provide each executive with a significant incentive to manage from the perspective of an owner with an equity stake in our company. All stock options granted to our employees, including named executive officers, and to our directors have exercise prices equal to the fair market value of our common stock on the grant date. Our policies and procedures for the grant of stock-based awards provide that all options and other stock-based awards are generally to be granted by the Compensation Committee and, except in special circumstances, all grants are to be made at regular quarterly meetings of the Compensation Committee. Accordingly, option grants to new employees hired since the previous quarterly meeting and annual grants to continuing employees with anniversary dates subsequent to the previous meeting are made each quarter. Consistent with the Company’s historical practice and the timing of the regularly scheduled meetings of the Compensation Committee, the effective date of each quarterly grant is the later of the second trading day following the public announcement of our financial results for the preceding quarter or the date of the meeting at which the grant is approved. Because such meetings occur after the release of our quarterly financial results but prior to the filing of our periodic reports, the following table presents information regarding options issued to our named executive officers in fiscal 2026 during any period beginning four business days before the filing of a (i) periodic report or (ii) current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC. The Company’s practice is to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Name	Grant Date	Number of Securities Underlying Award	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information

Lee-Lean Shu	August 4, 2025	100,000	$3.96	$309,000	N/A(1)
Patrick Chuang	August 4, 2025	40,000	$3.96	$123,600	N/A(1)
Didier Lasserre	August 4, 2025	40,000	$3.96	$123,600	N/A(1)
Lee-Lean Shu	February 2, 2026	150,000	$7.23	$898,500	N/A(2)
Patrick Chuang	February 2, 2026	20,000	$7.23	$119,800	N/A(2)
Didier Lasserre	February 2, 2026	20,000	$7.23	$119,800	N/A(2)

(1)
The percentage change in the closing market price of the Company’s common stock from $3.31 on August 7, 2025, the trading day immediately preceding the filing date of the Form 10-Q, to $3.13 on August 11, 2025, the next trading day following the filing date of the Form 10-Q, was -5.44%.

(2)
The percentage change in the closing market price of the Company’s common stock from $6.10 on February 5, 2026, the trading day immediately preceding the filing date of the Form 10-Q, to $6.37 on February 9, 2026, the next trading day following the filing date of the Form 10-Q, was 4.43%.

Award Timing Method	Our policies and procedures for the grant of stock-based awards provide that all options and other stock-based awards are generally to be granted by the Compensation Committee and, except in special circumstances, all grants are to be made at regular quarterly meetings of the Compensation Committee. Accordingly, option grants to new employees hired since the previous quarterly meeting and annual grants to continuing employees with anniversary dates subsequent to the previous meeting are made each quarter. Consistent with the Company’s historical practice and the timing of the regularly scheduled meetings of the Compensation Committee, the effective date of each quarterly grant is the later of the second trading day following the public announcement of our financial results for the preceding quarter or the date of the meeting at which the grant is approved.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change			4.43			(5.44)
Share Price		$ 3.31	$ 6.37	$ 6.1		$ 3.13
Lee-Lean Shu [Member]
Awards Close in Time to MNPI Disclosures
Name					Lee-Lean Shu		Lee-Lean Shu
Underlying Securities					150,000		100,000
Exercise Price					$ 7.23		$ 3.96
Fair Value as of Grant Date | $					$ 898,500		$ 309,000
Patrick Chuang [Member]
Awards Close in Time to MNPI Disclosures
Name					Patrick Chuang		Patrick Chuang
Underlying Securities					20,000		40,000
Exercise Price					$ 7.23		$ 3.96
Fair Value as of Grant Date | $					$ 119,800		$ 123,600
Didier Lasserre [Member]
Awards Close in Time to MNPI Disclosures
Name					Didier Lasserre		Didier Lasserre
Underlying Securities					20,000		40,000
Exercise Price					$ 7.23		$ 3.96
Fair Value as of Grant Date | $					$ 119,800		$ 123,600